BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Short-term bank borrowings	$ 79,062,810	$ 34,135,224
Long-term bank borrowings, current portion	49,548,900	4,070,640
Total borrowings, current	128,611,710	38,205,864
Long-term bank borrowings, non-current portion	151,518,023	133,312,370
Total	$ 280,129,733	$ 171,518,234